Summary of Significant Accounting Policies (Schedule of Customers Representing Greater than Ten Percent of Accounts Receivable) (Details) - Accounts receivables [Member]	12 Months Ended
	Aug. 31, 2015	Aug. 31, 2014
Customer B [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	23.70%	59.50%
Customer E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	18.90%	25.90%
Customer F [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	38.20%		[1]
Customer G [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	16.10%		[1]

[1]	No balance